Consolidated Statements of Changes in Equity In Thousands, except Share data, unless otherwise specified	Total Yingli Green Energy shareholders' equity USD ($)	Total Yingli Green Energy shareholders' equity CNY	Ordinary share USD ($)	Ordinary share CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock. USD ($)	Treasury Stock. CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings (Accumulated deficit) [Member] USD ($)	Retained earnings (Accumulated deficit) [Member] CNY	Non-controlling interests USD ($)	Non-controlling interests CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011		5,161,197		12,011		6,476,123		(123,838)		138,999		(1,342,098)		1,892,464		7,053,661
Balance (in shares) at Dec. 31, 2011				158,200,387				5,567,021
Increase (Decrease) in Shareholders' Equity
Net loss		(3,064,412)										(3,064,412)		(127,475)		(3,191,887)
Foreign currency exchange translation adjustment, net of nil tax		96,872								96,872				18,726		115,598
Cash flow hedging derivatives, net of nil tax		1,513								1,513						1,513
Share repurchase		(3,493)						(3,493)								(3,493)
Share repurchase (in shares)								159,687
Issuance of ordinary shares upon vesting of restricted shares				35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)				523,316
Share-based compensation		28,832				28,832								6,671		35,503
Conversion of senior secured convertible notes		130,127		195		129,932										130,127
Conversion of senior secured convertible notes (in shares)				3,588,025
Capital injection from noncontrolling interests holders		19,230				19,230								85,770		105,000
Profit distribution by a subsidiary														(29,251)		(29,251)
Balance at Dec. 31, 2012		2,369,866		12,241		6,654,082		(127,331)		237,384		(4,406,510)		1,846,905		4,216,771
Balance (in shares) at Dec. 31, 2012				162,311,728				5,726,708
Increase (Decrease) in Shareholders' Equity
Net loss		(1,944,425)										(1,944,425)		(110,473)		(2,054,898)
Foreign currency exchange translation adjustment, net of nil tax		53,575								53,575				(4,486)		49,089
Cash flow hedging derivatives, net of nil tax		(1,070)								(1,070)						(1,070)
Transactions with noncontrolling interest holders		11,866				11,866								(105,695)		(93,829)
Issuance of ordinary shares upon exercise of stock options (in shares)				178,750
Issuance of ordinary shares upon exercise of stock options		4,005		11		3,994										4,005
Share-based compensation		14,203				14,203								1,682		15,885
Profit distribution by a subsidiary														(8,888)		(8,888)
Acquisition of additional equity interest in Tianwei Yingli																(105,695)
Balance at Dec. 31, 2013		508,020		12,252		6,684,145		(127,331)		289,889		(6,350,935)		1,619,045		2,127,065
Balance (in shares) at Dec. 31, 2013				162,490,478				5,726,708								162,490,478
Increase (Decrease) in Shareholders' Equity
Net loss		(1,299,809)										(1,299,809)		(101,526)	(225,854)	(1,401,335)
Foreign currency exchange translation adjustment, net of nil tax		22,494								22,494				546	3,713	23,040
Cash flow hedging derivatives, net of nil tax		(273)								(273)					(44)	(273)
Issuance of ordinary shares		517,272		1,539		515,733										517,272
Issuance of ordinary shares (in shares)				25,000,000
Share-based compensation		34,932				34,932										34,932
Capital injection from noncontrolling interests holders														980		980
Balance at Dec. 31, 2014	$ (35,032)	(217,364)	$ 2,223	13,791	$ 166,040	7,234,810	$ (20,522)	(127,331)	$ 50,303	312,110	$ (1,233,076)	(7,650,744)	$ 244,826	1,519,045	$ 209,794	1,301,681
Balance (in shares) at Dec. 31, 2014			187,490,478				5,726,708								187,490,478